Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 363.0
Allowance for doubtful accounts	(45.0)	$ (52.9)
Trade accounts receivable, net	318.0	297.0
Previously stated [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable		349.9	$ 378.4
Allowance for doubtful accounts		(52.9)	(41.6)	$ (41.6)	$ (38.4)
Trade accounts receivable, net		297.0	336.8
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	325.7
Foreign customers [member] | Previously stated [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable		306.3	305.0
Brazilian Air force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	21.8
Brazilian Air force [member] | Previously stated [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable		14.4	9.1
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 15.5
Domestic customers [member] | Previously stated [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable		$ 29.2	$ 64.3